Related party transactions and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2019
39. Related party transactions and Directors' remuneration
Amounts included in the Group's financial statements by category

Amounts included in the Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Associates	Joint ventures	Pension funds
	£m	£m	£m
For the year ended and as at 31 December 2019
Total income	-	12	5
Credit impairment charges	-	-	-
Operating expenses	(46)	-	-
Total assets	-	1,303	3
Total liabilities	-	-	75
For the year ended and as at 31 December 2018
Total income	-	7	4
Credit impairment charges	-	-	-
Operating expenses	(27)	(7)	-
Total assets	12	1,288	3
Total liabilities	85	2	139

Disclosure of transactions between related parties [line items]
Remuneration of Directors and other Key Management Personnel

Remuneration of Key Management Personnel

Total remuneration awarded to Key Management Personnel below represents the awards made to individuals that have been approved by the Board Remuneration Committee as part of the latest remuneration decisions, and is consistent with the approach adopted for disclosures set out on pages 44 to 82. Costs recognised in the income statement reflect the accounting charge for the year included within operating expenses. The difference between the values awarded and the recognised income statement charge principally relates to the recognition of deferred costs for prior year awards. Figures are provided for the period that individuals met the definition of Key Management Personnel.

	2019	2018
	£m	£m
Salaries and other short-term benefits	38.5	33.0
Pension costs	0.1	-
Other long-term benefits	8.7	7.6
Share-based payments	13.4	16.2
Employer social security charges on emoluments	7.4	7.5
Costs recognised for accounting purposes	68.1	64.3
Employer social security charges on emoluments	(7.4)	(7.5)
Other long-term benefits – difference between awards granted and costs recognised	(0.6)	2.8
Share-based payments – difference between awards granted and costs recognised	2.2	0.7
Total remuneration awarded	62.3	60.3

Disclosure required by the Companies Act 2006

Disclosure required by the Companies Act 2006

The following information regarding the Barclays PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2019	2018
	£m	£m
Aggregate emoluments[a]	8.5	9.0
Amounts paid under LTIPs[b]	0.8	0.9
	9.3	9.9

Notes

a The aggregate emoluments include amounts paid for the 2019 year. In addition, deferred share awards for 2019 with a total value at grant of £2m (2018: £1m) will be made to James E Staley and Tushar Morzaria which will only vest subject to meeting certain conditions.

b The figure above for ‘Amounts paid under LTIPs’ in 2019 relates to an LTIP award that was released to Tushar Morzaria in 2019. Dividend shares released on the award are excluded. The LTIP figure in the single total figure table for executive Directors' 2019 remuneration in the Directors' Remuneration report relates to the award that is scheduled to be released in 2020 in respect of the 2017-2019 LTIP cycle.

Related parties [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Related party transactions Loans and deposits outstanding

The Group provides banking services to Key Management Personnel and persons connected to them. Transactions during the year and the balances outstanding were as follows:

Loans outstanding
	2019	2018
	£m	£m
As at 1 January	7.2	4.8
Loans issued during the year[a]	4.8	4.2
Loan repayments during the year[b]	(4.8)	(1.8)
As at 31 December	7.2	7.2

Notes

a Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel.

b Includes loan repayments by existing Key Management Personnel and loans to former Key Management Personnel.

Related parties [member] | Deposits [member]
Disclosure of transactions between related parties [line items]
Related party transactions Loans and deposits outstanding

The Group provides banking services to Key Management Personnel and persons connected to them. Transactions during the year and the balances outstanding were as follows:

Deposits outstanding
	2019	2018
	£m	£m
As at 1 January	6.9	6.9
Deposits received during the year[a]	36.0	24.8
Deposits repaid during the year[b]	(30.8)	(24.8)
As at 31 December	12.1	6.9

Notes

a Includes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel.

b Includes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel.